FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 24 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

The Company is exposed to a variety of financial risks, which results from its financing, operating and investing activities. The objective of financial risk management is to contain, where appropriate, exposures in these financial risks to limit any negative impact on the Company’s financial performance and position.

The Company’s financial instruments are its cash, trade and other receivables, payables, other payables and loans. The main purpose of these financial instruments is to raise finance for the Company’s operation. The Company actively measures, monitors and manages its financial risk exposures by various functions pursuant to the segregation of duties and principals. The risks arising from the Company’s financial instruments are mainly credit risk and currency risk. The risk rate on loans is fixed. The risk management policies employed by the Company to manage these risks are discussed below.

NOTE 24 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (CONTINUED):

A.	Credit risk:

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the balance sheet date. The Company closely monitors the activities of its counterparties and controls the access to its intellectual property which enables it to ensure the prompt collection of customers’ balances. The Company’s main financial assets are cash and cash equivalents as well as other receivables and represent the Company’s maximum exposure to credit risk in connection with its financial assets.

Wherever possible and commercially practical the Company holds cash with major financial institutions in Israel. Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the balance sheet date. The Company closely monitors the activities of its counterparties and controls the access to its intellectual property which enables it to ensure the prompt collection of customers’ balances.

Although we maintain incident management and disaster response plans, in the event of a major disruption caused by a natural disaster or man-made problem, or outbreaks of pandemic diseases, including COVID-19, we may be unable to continue our operations and may experience system interruptions and reputational harm. Acts of terrorism and other geo-political unrest, including the ongoing conflict in Ukraine, could also cause disruptions in our business or the business of our customers, partners, vendors, or the economy as a whole. All of the aforementioned risks may be further increased if our disaster recovery plans prove to be inadequate.

The Company’s main financial assets are cash and cash equivalents and trade accounts receivable as well as marketable securities and represent the Company’s maximum exposure to credit risk in connection with its financial assets. Wherever possible and commercially practical the Company holds cash with major financial institutions In Israel.

	December 31,	December 31,
	2021	2020

Cash and Cash Equivalents	$8,470	$5,397
Cash restricted	60	192
Trade receivables	857	196
Other Accounts Receivable	434	353
Total	$9,821	$6,138

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 24 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (CONTINUED):

B.	Liquidity risks:

Liquidity risk is the risk that arises when the maturity of assets and the maturity of liabilities do not match. An unmatched position potentially enhances profitability, but can also increase the risk of loss. The Company has procedures with the object of minimizing such loss by maintaining sufficient cash and other highly liquid current assets and by having an available adequate amount of committed credit facilities. The following tables detail the Company’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay

Contractual
	Carrying amounts	Within 1 year	over 1 year
Trade payables	$989	$989	$-
Other accounts payable	$1,099	$704	$395
Loans	$641	$158	$483
Lease liability	$277	$126	$151

C.	Market risks:

The Company’s’ business of maintenance services of various electronic systems is highly competitive and involves a certain degree of risk. The Company’s business operations will depend largely upon the outcome of continued sales and services to security establishments and the initiation of sales of their products to the civilian markets.

The Company’s Cust2Mate business is new, and the Company is aware of competitors in the market. In addition to the regular management oversight and skills required, success in this segment will require the Company to penetrate the market as rapidly as possible.

As of December 31, 2021, if the Company’s functional currency (ILS) had strengthened/ weakened by 5% against the USD, with all other variables held constant, the loss for the year would decrease /increase by approximately $240.

D.	Interest rate risks:

The Company is exposed to cash flow interest rate risk from long-term borrowings at variable rate. It is currently Company policy that between 50% and 75% of Company borrowings are fixed rate borrowings. This policy is managed centrally. Although the board accepts that this policy neither protects the Company entirely from the risk of paying rates in excess of current market rates nor eliminates fully cash flow risk associated with variability in interest payments, it considers that it achieves an appropriate balance of exposure to these risks.

During 2021 and 2020, the Company’s borrowings at variable rate were denominated in NIS.

The Company analyses the interest rate exposure on a quarterly basis. A sensitivity analysis is performed by applying a simulation technique to the liabilities that represent major interest-bearing positions. Various scenarios are run taking into consideration refinancing, renewal of the existing positions, alternative financing and hedging. Based on the simulations performed, the impact on profit and loss and net assets of a 100 basis point shift (being the maximum reasonable expectation of changes in interest rates) would be approximately $8.

E.	Capital management

The Company considers its capital to be comprised of shareholders’ equity. The Company’s objectives in managing its capital are to maintain its ability to continue as a going concern and to further develop its business. To effectively manage the Company’s capital requirements, the Company has a planning and budgeting process in place to meet its strategic goals. In order to facilitate the management of its capital requirements, the Company prepares expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions. Management reviews the capital structure on a regular basis to ensure the above objectives are met. There have been no changes to the Company’s approach to capital management during the year ended December 31, 2021. There are no externally imposed restrictions on the Company’s capital.

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)